RELATED PARTY TRANSACTIONS - Distribution of Sim Card and Pulse Reload Voucher (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Total	Rp 959	Rp 1,766	Rp 5,927
% of total revenues	0.67%	1.29%	4.37%
Tiphone
Transactions with related parties
Total	Rp 959	Rp 1,766	Rp 5,927
% of total revenues	0.67%	1.29%	4.37%